SUBSEQUENT EVENTS (Details Narrative)	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2012 Common Stock	Jul. 23, 2013 Common Stock Subsequent Event	Jul. 16, 2013 Common Stock Subsequent Event	Dec. 31, 2012 Preferred Stock	Jul. 23, 2013 Preferred Stock Subsequent Event	Jul. 16, 2013 Preferred Stock Subsequent Event
Preferred stock shares issued in exchange of common stock (in shares)	1,586,539	804,600	800,000	(1,586,539)	804,600	800,000